UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 48.9% (32.0% of Total investments)				$82,797,588
(Cost $83,252,309)
U.S. Government 6.4%				10,818,648
U.S. Treasury
Bond (A)(B)	3.000	08-15-48	4,126,000	4,118,425
Note	3.125	11-15-28	6,429,000	6,700,223
U.S. Government Agency 42.5%				71,978,940
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	601,147	594,751
30 Yr Pass Thru	3.500	07-01-46	2,233,337	2,255,806
30 Yr Pass Thru	3.500	10-01-46	768,823	775,958
30 Yr Pass Thru	3.500	12-01-46	448,888	453,404
30 Yr Pass Thru	3.500	02-01-47	2,351,448	2,372,902
30 Yr Pass Thru	3.500	11-01-48	4,049,972	4,086,289
30 Yr Pass Thru	4.000	04-01-46	2,188,603	2,255,098
30 Yr Pass Thru	4.000	04-01-47	2,221,796	2,289,299
30 Yr Pass Thru	4.000	05-01-47	2,181,818	2,245,891
30 Yr Pass Thru	4.000	06-01-47	2,397,244	2,477,943
30 Yr Pass Thru	4.000	03-01-48	1,936,282	1,997,833
30 Yr Pass Thru	4.500	09-01-41	1,106,060	1,165,180
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	2,051,957	2,029,317
30 Yr Pass Thru	3.000	07-01-43	647,830	640,277
30 Yr Pass Thru	3.500	12-01-42	2,909,672	2,947,801
30 Yr Pass Thru	3.500	01-01-43	2,475,278	2,505,007
30 Yr Pass Thru	3.500	04-01-45	1,158,091	1,171,457
30 Yr Pass Thru	3.500	11-01-46	2,416,538	2,438,387
30 Yr Pass Thru	3.500	07-01-47	2,731,845	2,755,264
30 Yr Pass Thru	3.500	07-01-47	1,984,521	2,004,324
30 Yr Pass Thru	3.500	11-01-47	1,036,706	1,045,269
30 Yr Pass Thru	4.000	10-01-40	226,122	234,069
30 Yr Pass Thru	4.000	09-01-41	1,424,044	1,472,087
30 Yr Pass Thru	4.000	09-01-41	389,305	403,595
30 Yr Pass Thru	4.000	09-01-41	794,209	820,258
30 Yr Pass Thru	4.000	10-01-41	1,176,137	1,217,470
30 Yr Pass Thru	4.000	06-01-46	2,309,766	2,371,088
30 Yr Pass Thru	4.000	02-01-47	3,436,469	3,546,498
30 Yr Pass Thru	4.000	06-01-47	2,062,380	2,122,130
30 Yr Pass Thru	4.000	06-01-47	3,723,670	3,844,059
30 Yr Pass Thru	4.000	11-01-47	2,707,952	2,792,963
30 Yr Pass Thru	4.000	12-01-47	974,934	1,005,845
30 Yr Pass Thru	4.000	01-01-48	3,589,452	3,682,507
30 Yr Pass Thru	4.000	04-01-48	2,874,566	2,958,969
30 Yr Pass Thru	4.500	07-01-41	1,976,126	2,078,345
30 Yr Pass Thru	4.500	07-01-48	2,469,107	2,568,469
30 Yr Pass Thru	5.000	04-01-41	249,575	268,762

30 Yr Pass Thru	5.500	08-01-40	78,080	84,369
Foreign government obligations 0.8% (0.5% of Total investments)				$1,337,854
(Cost $1,437,191)
Argentina 0.3%				576,115
Provincia de Buenos Aires Bond (C)	7.875	06-15-27	390,000	319,800
Republic of Argentina Bond (A)(B)	5.875	01-11-28	322,000	256,315
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Qatar 0.2%				$262,772
Government of Qatar Bond (C)	5.103	04-23-48	245,000	262,772
Saudi Arabia 0.3%				498,967
Kingdom of Saudi Arabia Bond	4.375	04-16-29	490,000	498,967

Corporate bonds 76.8% (50.2% of Total investments)				$129,985,927
(Cost $131,096,234)
Communication services 9.5%				16,103,530
Diversified telecommunication services 3.1%
AT&T, Inc. (B)	3.875	08-15-21	800,000	814,348
C&W Senior Financing DAC (A)(B)(C)	6.875	09-15-27	240,000	228,734
Cablevision SA (C)	6.500	06-15-21	180,000	175,725
Cincinnati Bell, Inc. (A)(B)(C)	7.000	07-15-24	355,000	306,188
GCI LLC	6.875	04-15-25	225,000	223,313
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	205,000	209,030
Radiate Holdco LLC (C)	6.625	02-15-25	245,000	227,238
Radiate Holdco LLC (C)	6.875	02-15-23	87,000	83,629
Sprint Spectrum Company LLC (B)(C)	3.360	03-20-23	178,750	177,767
Telecom Italia Capital SA (A)(B)	7.200	07-18-36	365,000	352,335
Telecom Italia SpA (A)(B)(C)	5.303	05-30-24	250,000	237,500
UPC Holding BV (C)	5.500	01-15-28	205,000	190,138
Verizon Communications, Inc. (B)	4.400	11-01-34	260,000	261,047
Verizon Communications, Inc. (B)	4.672	03-15-55	295,000	285,765
Verizon Communications, Inc. (B)	4.862	08-21-46	830,000	851,023
Verizon Communications, Inc. (B)	5.012	08-21-54	255,000	260,935
West Corp. (A)(B)(C)	8.500	10-15-25	125,000	104,219
Windstream Services LLC (C)	10.500	06-30-24	219,000	181,770
Entertainment 1.2%
Activision Blizzard, Inc. (A)(B)	3.400	09-15-26	271,000	260,384
Electronic Arts, Inc. (B)	4.800	03-01-26	395,000	411,928
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	147,000	144,428
Netflix, Inc. (A)(B)	4.875	04-15-28	280,000	266,000
Netflix, Inc. (A)(B)(C)	5.875	11-15-28	400,000	405,500
Viacom, Inc. (B)	5.850	09-01-43	248,000	254,952
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	260,000	250,714
Interactive media and services 0.1%
Rackspace Hosting, Inc. (A)(B)(C)	8.625	11-15-24	255,000	213,563
Media 4.3%
21st Century Fox America, Inc.	7.750	01-20-24	1,020,000	1,216,174
Altice Financing SA (A)(B)(C)	6.625	02-15-23	375,000	376,988
Cablevision Systems Corp. (A)(B)	5.875	09-15-22	210,000	211,050
CBS Corp. (A)(B)	3.375	03-01-22	132,000	131,383
CBS Corp. (B)	3.700	08-15-24	205,000	201,822
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24	321,000	217,580
Charter Communications Operating LLC (A)(B)	4.200	03-15-28	580,000	560,539
Charter Communications Operating LLC	5.750	04-01-48	590,000	588,143
Charter Communications Operating LLC	6.484	10-23-45	606,000	652,267
Clear Channel Worldwide Holdings, Inc. (A)(B)	6.500	11-15-22	289,000	295,503
CSC Holdings LLC (A)(B)(C)	7.500	04-01-28	205,000	210,638
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24	195,000	146,250
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24	270,000	245,781
Myriad International Holdings BV (C)	5.500	07-21-25	400,000	415,901
National CineMedia LLC	6.000	04-15-22	109,000	109,818
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Sinclair Television Group, Inc. (C)	5.125	02-15-27	180,000	$163,800
Sirius XM Radio, Inc. (A)(B)(C)	5.000	08-01-27	503,000	486,024
Sirius XM Radio, Inc. (A)(B)(C)	5.375	07-15-26	260,000	257,673
Tribune Media Company (A)(B)	5.875	07-15-22	260,000	264,225
Warner Media LLC (B)	3.800	02-15-27	275,000	268,992
WMG Acquisition Corp. (C)	4.875	11-01-24	165,000	161,700
WMG Acquisition Corp. (C)	5.500	04-15-26	175,000	172,813
Wireless telecommunication services 0.8%
CC Holdings GS V LLC (B)	3.849	04-15-23	350,000	351,424
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	225,000	212,382
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	230,000	216,518
Sprint Capital Corp.	6.875	11-15-28	305,000	303,094
Sprint Corp. (A)(B)	7.875	09-15-23	270,000	286,875
Consumer discretionary 6.1%				10,236,935
Auto components 0.2%
Lear Corp. (B)	5.250	01-15-25	254,000	260,064
Automobiles 2.3%
Daimler Finance North America LLC (A)(B)(C)	3.750	11-05-21	431,000	434,712
Ford Motor Company	4.750	01-15-43	145,000	109,992
Ford Motor Credit Company LLC (A)(B)	3.813	10-12-21	595,000	579,441
Ford Motor Credit Company LLC (B)	5.875	08-02-21	928,000	950,662
General Motors Company (A)(B)	4.875	10-02-23	507,000	516,014
General Motors Financial Company, Inc. (B)	3.550	04-09-21	295,000	294,711
General Motors Financial Company, Inc.	4.000	01-15-25	404,000	384,245
General Motors Financial Company, Inc. (A)(B)	4.300	07-13-25	333,000	319,063
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	74,000	71,780
Nissan Motor Acceptance Corp. (B)(C)	3.650	09-21-21	200,000	200,127
Diversified consumer services 0.2%
Graham Holdings Company (C)	5.750	06-01-26	85,000	87,975
Laureate Education, Inc. (C)	8.250	05-01-25	170,000	184,450
Hotels, restaurants and leisure 0.9%
CCM Merger, Inc. (C)	6.000	03-15-22	195,000	196,950
Eldorado Resorts, Inc. (A)(B)(C)	6.000	09-15-26	125,000	124,688
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	135,850
GLP Capital LP	5.375	04-15-26	265,000	270,652
Hilton Domestic Operating Company, Inc. (A)(B)(C)	5.125	05-01-26	140,000	141,050
Hilton Grand Vacations Borrower LLC (B)	6.125	12-01-24	130,000	131,625
International Game Technology PLC (A)(B)(C)	6.500	02-15-25	225,000	234,180
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	124,000	130,237
Waterford Gaming LLC (C)(D)(E)	8.625	09-15-14	99,739	0
Wyndham Destinations, Inc. (B)	5.400	04-01-24	170,000	165,005
Household durables 0.2%
Beazer Homes USA, Inc. (A)(B)	8.750	03-15-22	370,000	386,835
Internet and direct marketing retail 1.8%
Amazon.com, Inc. (A)(B)	3.150	08-22-27	660,000	654,416
Amazon.com, Inc. (A)(B)	4.050	08-22-47	328,000	332,777
Expedia Group, Inc.	3.800	02-15-28	582,000	548,787
Expedia Group, Inc.	5.000	02-15-26	705,000	722,002
QVC, Inc. (A)(B)	4.375	03-15-23	325,000	326,437
QVC, Inc. (B)	5.125	07-02-22	240,000	246,391
QVC, Inc.	5.450	08-15-34	315,000	283,138
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.1%
Vista Outdoor, Inc. (A)(B)	5.875	10-01-23	220,000	$204,600
Multiline retail 0.4%
Dollar Tree, Inc. (B)	4.200	05-15-28	641,000	608,079
Consumer staples 1.9%				3,241,096
Beverages 1.2%
Anheuser-Busch InBev Worldwide, Inc. (B)	4.600	04-15-48	285,000	259,115
Coca-Cola European Partners PLC (B)	4.500	09-01-21	1,000,000	1,022,017
Constellation Brands, Inc. (B)	3.200	02-15-23	293,000	288,134
Keurig Dr. Pepper, Inc. (B)(C)	3.551	05-25-21	495,000	497,136
Food and staples retailing 0.1%
Simmons Foods, Inc. (A)(B)(C)	5.750	11-01-24	170,000	138,975
Food products 0.2%
Conagra Brands, Inc. (B)	3.800	10-22-21	193,000	193,936
Kraft Heinz Foods Company (C)	4.875	02-15-25	221,000	225,441
Household products 0.1%
Kronos Acquisition Holdings, Inc. (C)	9.000	08-15-23	161,000	136,448
Personal products 0.2%
Natura Cosmeticos SA (C)	5.375	02-01-23	355,000	357,219
Tobacco 0.1%
Vector Group, Ltd. (C)	6.125	02-01-25	140,000	122,675
Energy 10.2%				17,311,044
Energy equipment and services 0.6%
Archrock Partners LP	6.000	04-01-21	282,000	278,123
Archrock Partners LP	6.000	10-01-22	260,000	253,500
CSI Compressco LP	7.250	08-15-22	344,000	304,440
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	290,000	276,045
Oil, gas and consumable fuels 9.6%
Andeavor Logistics LP (A)(B)	4.250	12-01-27	164,000	159,549
Andeavor Logistics LP (B)	5.250	01-15-25	140,000	141,628
Andeavor Logistics LP (B)	6.375	05-01-24	265,000	275,600
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)(F)	6.875	02-15-23	122,000	116,575
Antero Midstream Partners LP	5.375	09-15-24	275,000	269,500
Antero Resources Corp. (A)(B)	5.125	12-01-22	307,000	306,616
Cenovus Energy, Inc.	4.450	09-15-42	370,000	306,622
Cheniere Corpus Christi Holdings LLC (A)(B)	5.125	06-30-27	393,000	396,439
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	160,000	167,800
Chesapeake Energy Corp. (A)(B)	7.500	10-01-26	160,000	152,800
Cimarex Energy Company	4.375	06-01-24	235,000	238,261
Colorado Interstate Gas Company LLC (B)(C)	4.150	08-15-26	233,000	229,996
Columbia Pipeline Group, Inc. (A)(B)	4.500	06-01-25	198,000	201,915
Continental Resources, Inc. (B)	5.000	09-15-22	521,000	523,581
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	310,000	290,718
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	441,000	379,260
Diamondback Energy, Inc. (C)	4.750	11-01-24	193,000	192,518
Enable Midstream Partners LP (B)	4.950	05-15-28	387,000	384,996
Enbridge Energy Partners LP (A)(B)	4.375	10-15-20	395,000	401,676
Enbridge Energy Partners LP (3 month LIBOR + 3.798%) (B)(G)	6.595	10-01-77	265,000	265,000
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	340,000	309,565
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	294,000	279,235
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (B)	5.875	01-15-24	199,000	$212,433
Energy Transfer Operating LP (B)	4.200	04-15-27	130,000	125,056
Energy Transfer Operating LP (B)	5.150	03-15-45	345,000	313,644
Energy Transfer Partners LP (A)(B)	5.000	10-01-22	95,000	98,340
Energy Transfer Partners LP (A)(B)	5.875	03-01-22	90,000	95,118
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (B)	5.250	08-16-77	538,000	475,799
Kinder Morgan Energy Partners LP (A)(B)	3.500	03-01-21	500,000	502,565
Kinder Morgan Energy Partners LP (B)	7.750	03-15-32	195,000	243,613
MPLX LP (A)(B)	4.000	03-15-28	313,000	301,884
MPLX LP (A)(B)	4.800	02-15-29	160,000	163,562
Murphy Oil Corp.	5.750	08-15-25	164,000	164,607
Newfield Exploration Company (A)(B)	5.625	07-01-24	139,000	145,950
Newfield Exploration Company (A)(B)	5.750	01-30-22	160,000	166,400
ONEOK Partners LP (B)	5.000	09-15-23	162,000	167,824
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27	231,000	228,979
Petrobras Global Finance BV (A)(B)	7.375	01-17-27	545,000	592,688
Petro-Canada (A)(B)	9.250	10-15-21	1,000,000	1,139,308
Petroleos Mexicanos (A)(B)	4.875	01-24-22	325,000	317,038
Petroleos Mexicanos (A)(B)	5.375	03-13-22	85,000	83,725
Sabine Pass Liquefaction LLC (B)	4.200	03-15-28	261,000	256,213
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27	245,000	253,292
Sabine Pass Liquefaction LLC (A)(B)	5.750	05-15-24	425,000	456,941
Sabine Pass Liquefaction LLC (B)	5.875	06-30-26	147,000	159,701
SM Energy Company (A)(B)	6.625	01-15-27	60,000	58,800
Sunoco Logistics Partners Operations LP (B)	3.900	07-15-26	460,000	436,990
Sunoco Logistics Partners Operations LP (A)(B)	4.400	04-01-21	377,000	383,210
Sunoco Logistics Partners Operations LP (B)	5.400	10-01-47	240,000	226,929
Tallgrass Energy Partners LP (B)(C)	4.750	10-01-23	222,000	221,445
Tapstone Energy LLC (C)	9.750	06-01-22	105,000	87,938
Targa Resources Partners LP (A)(B)(C)	5.875	04-15-26	220,000	221,925
Teekay Offshore Partners LP (C)	8.500	07-15-23	235,000	225,600
The Williams Companies, Inc. (A)(B)	3.750	06-15-27	355,000	345,448
The Williams Companies, Inc.	4.550	06-24-24	525,000	542,912
The Williams Companies, Inc. (A)(B)	5.750	06-24-44	315,000	332,229
WPX Energy, Inc. (A)(B)	5.250	09-15-24	100,000	98,750
YPF SA (C)	8.500	07-28-25	370,000	362,230
Financials 22.4%				37,970,371
Banks 12.5%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (C)(F)	6.750	06-15-26	200,000	206,500
Banco Santander SA (A)(B)	4.379	04-12-28	200,000	196,250
Bank of America Corp. (A)(B)	3.950	04-21-25	425,000	426,790
Bank of America Corp. (B)	4.200	08-26-24	170,000	174,039
Bank of America Corp. (B)	4.250	10-22-26	159,000	160,769
Bank of America Corp. (A)(B)	4.450	03-03-26	450,000	461,549
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(B)(F)	6.300	03-10-26	610,000	657,543
Barclays Bank PLC (B)(C)	10.179	06-12-21	475,000	537,826
Barclays PLC (A)(B)	4.375	01-12-26	340,000	334,520
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	275,000	274,197
BPCE SA (B)(C)	4.500	03-15-25	475,000	471,416
BPCE SA (B)(C)	5.700	10-22-23	1,145,000	1,195,097
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (B)	4.600	03-09-26	586,000	$598,776
Citigroup, Inc. (B)	5.500	09-13-25	165,000	178,823
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(B)(F)	6.250	08-15-26	525,000	543,375
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (B)(C)(F)	11.000	06-30-19	1,000,000	1,028,150
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)(F)	7.875	01-23-24	600,000	628,888
Danske Bank A/S (A)(B)(C)	5.000	01-12-22	286,000	289,630
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (B)(F)	5.100	06-30-23	420,000	394,275
Freedom Mortgage Corp. (C)	8.125	11-15-24	259,000	228,568
Freedom Mortgage Corp. (C)	8.250	04-15-25	105,000	96,075
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%) (A)(B)	3.950	05-18-24	495,000	501,750
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (B)(F)	6.375	09-17-24	200,000	196,500
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (B)(F)	6.875	06-01-21	340,000	353,600
ING Bank NV (B)(C)	5.800	09-25-23	1,000,000	1,059,076
JPMorgan Chase & Co. (A)(B)	3.200	06-15-26	410,000	398,226
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%) (A)(B)	3.514	06-18-22	710,000	717,545
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(B)(F)	6.750	02-01-24	805,000	867,637
Lloyds Banking Group PLC (B)	4.450	05-08-25	745,000	755,681
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (A)(B)(F)	7.500	06-27-24	385,000	391,738
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(F)	5.125	11-01-26	345,000	337,238
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%) (B)	3.374	08-13-21	504,000	504,273
Regions Financial Corp. (B)	3.800	08-14-23	200,000	201,667
Santander Holdings USA, Inc. (B)	3.400	01-18-23	270,000	265,886
Santander Holdings USA, Inc. (A)(B)	3.700	03-28-22	469,000	468,423
Santander Holdings USA, Inc. (A)(B)	4.450	12-03-21	319,000	324,370
Santander UK Group Holdings PLC (C)	4.750	09-15-25	365,000	351,167
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (B)(C)(F)	7.375	09-13-21	340,000	351,220
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (C)(F)	8.000	09-29-25	420,000	437,850
The PNC Financial Services Group, Inc. (A)(B)	3.500	01-23-24	230,000	232,316
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (B)(F)	4.850	06-01-23	335,000	320,763
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (A)(B)(F)	6.750	08-01-21	545,000	570,888
The Royal Bank of Scotland Group PLC (B)	3.875	09-12-23	480,000	471,327
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	200,000	209,200
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (A)(B)(F)	8.625	08-15-21	395,000	420,557
Wells Fargo & Company (3 month LIBOR + 3.770%) (A)(B)(F)(G)	6.558	03-15-19	370,000	372,405
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(B)(F)	5.875	06-15-25	975,000	1,011,563
Capital markets 2.2%
Ares Capital Corp. (B)	3.625	01-19-22	290,000	285,218
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (A)(B)(C)(F)	7.500	12-11-23	295,000	313,044
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (B)(C)(F)	7.500	07-17-23	310,000	316,200
FS KKR Capital Corp. (B)	4.000	07-15-19	435,000	434,569
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
FS KKR Capital Corp. (B)	4.250	01-15-20	290,000	$290,878
Macquarie Bank, Ltd. (A)(B)(C)	4.875	06-10-25	520,000	524,910
Morgan Stanley (B)	3.875	01-27-26	400,000	402,185
Stifel Financial Corp. (B)	4.250	07-18-24	217,000	220,254
The Goldman Sachs Group, Inc. (B)	3.850	01-26-27	730,000	719,198
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(F)	7.000	01-31-24	295,000	296,844
Consumer finance 2.6%
Ally Financial, Inc. (A)(B)	5.125	09-30-24	645,000	671,768
Capital One Financial Corp. (A)(B)	3.450	04-30-21	465,000	467,271
Capital One Financial Corp. (B)	3.500	06-15-23	1,335,000	1,322,435
Capital One Financial Corp. (A)(B)	3.900	01-29-24	230,000	231,970
Credit Acceptance Corp.	6.125	02-15-21	249,000	249,623
Credito Real SAB de CV (C)	7.250	07-20-23	200,000	196,750
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (C)(F)	9.125	11-29-22	225,000	213,188
Discover Financial Services (A)(B)	3.950	11-06-24	458,000	457,458
Discover Financial Services	4.100	02-09-27	124,000	120,506
Discover Financial Services (B)	5.200	04-27-22	85,000	88,478
Enova International, Inc. (C)	8.500	09-01-24	58,000	52,635
Enova International, Inc. (C)	8.500	09-15-25	260,000	228,150
Springleaf Finance Corp. (A)(B)	6.875	03-15-25	105,000	100,538
Diversified financial services 1.3%
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	205,000	102,500
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	56,856	57,311
Jefferies Financial Group, Inc. (A)(B)	5.500	10-18-23	655,000	684,741
Jefferies Group LLC (B)	4.150	01-23-30	365,000	320,086
Jefferies Group LLC (A)(B)	4.850	01-15-27	422,000	405,705
Refinitiv US Holdings, Inc. (A)(B)(C)	6.250	05-15-26	43,000	42,248
Refinitiv US Holdings, Inc. (A)(B)(C)	8.250	11-15-26	69,000	64,688
Trident Merger Sub, Inc. (C)	6.625	11-01-25	85,000	79,050
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (A)(B)	5.650	05-15-53	463,000	449,110
Insurance 2.9%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	435,000	439,801
AXA SA (B)	8.600	12-15-30	175,000	223,125
Brighthouse Financial, Inc. (B)	3.700	06-22-27	595,000	520,433
CNO Financial Group, Inc. (A)(B)	5.250	05-30-25	293,000	296,663
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (C)	7.800	03-07-87	705,000	795,769
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)(B)	6.400	12-15-66	355,000	379,850
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (B)(C)	9.250	04-08-68	315,000	407,138
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	160,000	161,952
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	128,000	129,587
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (B)(C)	5.100	10-16-44	365,000	371,388
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) (A)(B)	5.875	09-15-42	737,000	766,480
Teachers Insurance & Annuity Association of America (B)(C)	4.270	05-15-47	430,000	421,390
Thrifts and mortgage finance 0.9%
Ladder Capital Finance Holdings LLLP (A)(B)(C)	5.250	03-15-22	95,000	95,475
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	148,000	137,270
MGIC Investment Corp. (B)	5.750	08-15-23	99,000	101,475
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Quicken Loans, Inc. (C)	5.250	01-15-28	235,000	$213,556
Quicken Loans, Inc. (A)(B)(C)	5.750	05-01-25	550,000	530,750
Radian Group, Inc.	4.500	10-01-24	144,000	140,328
Radian Group, Inc.	5.250	06-15-20	99,000	99,990
Stearns Holdings LLC (C)	9.375	08-15-20	164,000	152,520
Health care 4.3%				7,289,429
Biotechnology 0.4%
Celgene Corp. (B)	3.250	02-20-23	258,000	257,070
Shire Acquisitions Investments Ireland DAC (B)	3.200	09-23-26	473,000	440,510
Health care providers and services 3.3%
Centene Corp. (A)(B)(C)	5.375	06-01-26	255,000	264,320
CVS Health Corp. (B)	3.350	03-09-21	699,000	701,503
CVS Health Corp. (B)	5.050	03-25-48	653,000	671,380
DaVita, Inc. (A)(B)	5.000	05-01-25	405,000	389,813
Express Scripts Holding Company (A)(B)	4.750	11-15-21	1,000,000	1,036,448
HCA, Inc.	5.250	04-15-25	375,000	396,094
HCA, Inc.	5.250	06-15-26	320,000	337,200
HCA, Inc.	7.500	02-15-22	300,000	328,500
MEDNAX, Inc. (B)(C)	5.250	12-01-23	290,000	291,088
MEDNAX, Inc. (A)(B)(C)	6.250	01-15-27	146,000	146,548
Select Medical Corp.	6.375	06-01-21	360,000	361,800
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	65,000	52,692
Universal Health Services, Inc. (B)(C)	4.750	08-01-22	240,000	243,300
Universal Health Services, Inc. (C)	5.000	06-01-26	309,000	310,143
Life sciences tools and services 0.1%
IQVIA, Inc. (A)(B)(C)	4.875	05-15-23	260,000	262,925
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (A)(B)(C)	6.125	04-15-25	375,000	354,375
Bayer US Finance II LLC (B)(C)	3.500	06-25-21	200,000	199,450
Teva Pharmaceutical Finance Netherlands III BV (A)(B)	6.750	03-01-28	235,000	244,270
Industrials 9.4%				15,801,419
Aerospace and defense 0.8%
Arconic, Inc. (A)(B)	5.125	10-01-24	324,000	326,025
Huntington Ingalls Industries, Inc. (B)(C)	5.000	11-15-25	466,000	474,155
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	215,000	221,450
TransDigm, Inc. (C)	6.250	03-15-26	254,000	257,810
Air freight and logistics 0.1%
XPO Logistics, Inc. (A)(B)(C)	6.500	06-15-22	211,000	215,484
Airlines 4.7%
Air Canada 2013-1 Class A Pass Through Trust (B)(C)	4.125	11-15-26	209,420	209,902
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	304,339	289,670
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	73,849	77,423
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	85,288	88,529
American Airlines 2013-2 Class A Pass Through Trust (B)	4.950	07-15-24	275,730	281,217
American Airlines 2015-1 Class A Pass Through Trust (B)	3.375	11-01-28	379,262	366,519
American Airlines 2015-1 Class B Pass Through Trust (B)	3.700	11-01-24	428,845	417,052
American Airlines 2016-1 Class A Pass Through Trust (B)	4.100	07-15-29	361,929	356,102
American Airlines 2017-1 Class A Pass Through Trust (B)	4.000	08-15-30	180,131	175,358
American Airlines 2017-1 Class AA Pass Through Trust (B)	3.650	08-15-30	277,125	269,005
American Airlines 2017-2 Class A Pass Through Trust (B)	3.600	04-15-31	163,454	155,363
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Azul Investments LLP (A)(B)(C)	5.875	10-26-24	95,000	$88,944
British Airways 2013-1 Class A Pass Through Trust (B)(C)	4.625	06-20-24	483,948	495,514
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	68,334	69,243
British Airways 2018-1 Class A Pass Through Trust (B)(C)	4.125	03-20-33	146,927	145,370
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	36,542	36,542
Continental Airlines 2007-1 Class A Pass Through Trust (B)	5.983	10-19-23	386,387	402,886
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	106,214	107,478
Delta Air Lines 2002-1 Class G-1 Pass Through Trust (B)	6.718	07-02-24	428,988	448,721
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	138,728	139,199
Delta Air Lines, Inc. (B)	3.625	03-15-22	476,000	472,882
Delta Air Lines, Inc.	4.375	04-19-28	355,000	337,935
Northwest Airlines 2007-1 Class A Pass Through Trust (B)	7.027	05-01-21	271,427	276,177
United Airlines 2014-2 Class A Pass Through Trust (B)	3.750	03-03-28	402,230	393,663
United Airlines 2014-2 Class B Pass Through Trust (B)	4.625	03-03-24	362,893	363,836
United Airlines 2016-1 Class A Pass Through Trust (B)	3.450	01-07-30	280,860	269,822
United Airlines 2016-1 Class B Pass Through Trust (B)	3.650	01-07-26	422,431	400,633
United Airlines 2018-1 Class B Pass Through Trust (B)	4.600	03-01-26	98,000	96,814
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	230,000	229,885
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	273,378	285,406
US Airways 2012-1 Class A Pass Through Trust (B)	5.900	04-01-26	216,158	229,106
Building products 0.3%
Masco Corp. (A)(B)	4.450	04-01-25	275,000	277,601
Owens Corning (A)(B)	4.200	12-15-22	155,000	154,534
Commercial services and supplies 0.4%
LSC Communications, Inc. (C)	8.750	10-15-23	180,000	187,650
Prime Security Services Borrower LLC (A)(B)(C)	9.250	05-15-23	207,000	218,903
Tervita Escrow Corp. (C)	7.625	12-01-21	210,000	206,325
Construction and engineering 0.3%
AECOM (A)(B)	5.125	03-15-27	415,000	390,100
Tutor Perini Corp. (C)	6.875	05-01-25	88,000	87,034
Professional services 0.7%
Equifax, Inc. (A)(B)	7.000	07-01-37	80,000	89,224
IHS Markit, Ltd. (C)	4.000	03-01-26	282,000	269,254
IHS Markit, Ltd. (A)(B)(C)	4.750	02-15-25	128,000	127,795
IHS Markit, Ltd.	4.750	08-01-28	305,000	302,469
IHS Markit, Ltd. (B)(C)	5.000	11-01-22	152,000	155,298
Verisk Analytics, Inc. (B)	4.000	06-15-25	295,000	296,324
Trading companies and distributors 2.1%
AerCap Ireland Capital DAC (B)	4.625	10-30-20	435,000	440,166
AerCap Ireland Capital DAC (A)(B)	5.000	10-01-21	373,000	382,206
Ahern Rentals, Inc. (A)(B)(C)	7.375	05-15-23	395,000	343,650
Aircastle, Ltd. (B)	4.400	09-25-23	176,000	174,260
Aircastle, Ltd. (B)	5.000	04-01-23	620,000	629,465
Aircastle, Ltd. (B)	5.500	02-15-22	215,000	220,927
Aircastle, Ltd. (B)	6.250	12-01-19	195,000	199,201
Ashtead Capital, Inc. (C)	4.375	08-15-27	260,000	247,000
Avolon Holdings Funding, Ltd. (A)(B)(C)	5.125	10-01-23	225,000	228,420
H&E Equipment Services, Inc. (A)(B)	5.625	09-01-25	131,000	128,053
United Rentals North America, Inc. (A)(B)	4.875	01-15-28	328,000	311,190
United Rentals North America, Inc. (A)(B)	5.500	07-15-25	260,000	263,250
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 4.6%				$7,839,311
Communications equipment 0.6%
Motorola Solutions, Inc. (B)	4.600	02-23-28	492,000	480,151
Telefonaktiebolaget LM Ericsson (A)(B)	4.125	05-15-22	545,000	544,738
Electronic equipment, instruments and components 0.5%
Tech Data Corp. (B)	4.950	02-15-27	601,000	592,044
Trimble, Inc. (B)	4.900	06-15-28	220,000	217,185
IT services 0.3%
Banff Merger Sub, Inc. (C)	9.750	09-01-26	215,000	204,788
VeriSign, Inc.	4.750	07-15-27	145,000	143,006
VeriSign, Inc. (A)(B)	5.250	04-01-25	270,000	278,316
Semiconductors and semiconductor equipment 1.6%
Advanced Micro Devices, Inc.	7.000	07-01-24	170,000	177,820
Marvell Technology Group, Ltd. (B)	4.875	06-22-28	385,000	383,324
Microchip Technology, Inc. (B)(C)	3.922	06-01-21	255,000	252,355
Microchip Technology, Inc. (A)(B)(C)	4.333	06-01-23	583,000	574,400
NXP BV (A)(B)(C)	4.625	06-01-23	645,000	657,094
NXP BV (A)(B)(C)	4.875	03-01-24	267,000	273,905
NXP BV (A)(B)(C)	5.550	12-01-28	251,000	270,447
Qorvo, Inc. (A)(B)(C)	5.500	07-15-26	110,000	109,175
Software 0.5%
Citrix Systems, Inc.	4.500	12-01-27	354,000	339,516
j2 Cloud Services LLC (C)	6.000	07-15-25	119,000	119,298
Microsoft Corp. (B)	4.450	11-03-45	340,000	378,089
Technology hardware, storage and peripherals 1.1%
Dell International LLC (A)(B)(C)	6.020	06-15-26	825,000	862,183
Dell International LLC (B)(C)	8.350	07-15-46	563,000	667,137
Western Digital Corp. (A)(B)	4.750	02-15-26	338,000	314,340
Materials 2.4%				4,057,146
Chemicals 1.4%
Braskem Finance, Ltd. (C)	7.000	05-07-20	515,000	535,090
Braskem Netherlands Finance BV (C)	4.500	01-10-28	340,000	331,075
Cydsa SAB de CV (C)	6.250	10-04-27	265,000	244,463
Mexichem SAB de CV (C)	5.500	01-15-48	315,000	283,500
Syngenta Finance NV (B)(C)	4.441	04-24-23	470,000	464,927
The Chemours Company (A)(B)	6.625	05-15-23	456,000	471,390
Construction materials 0.2%
Cemex SAB de CV (C)	6.125	05-05-25	270,000	274,860
U.S. Concrete, Inc. (A)(B)	6.375	06-01-24	145,000	140,795
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)(B)(C)	6.000	02-15-25	215,000	209,088
Greif, Inc. (C)	6.500	03-01-27	55,000	55,275
Klabin Finance SA (A)(B)(C)	4.875	09-19-27	255,000	239,381
Metals and mining 0.4%
Anglo American Capital PLC (C)	4.750	04-10-27	270,000	269,449
Commercial Metals Company	5.375	07-15-27	92,000	84,870
Vale Overseas, Ltd. (A)(B)	6.250	08-10-26	248,000	265,670
Paper and forest products 0.1%
Norbord, Inc. (B)(C)	6.250	04-15-23	185,000	187,313
Real estate 1.4%				2,381,089
Equity real estate investment trusts 1.4%
American Homes 4 Rent LP (B)	4.250	02-15-28	305,000	293,841
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
American Tower Corp. (A)(B)	3.550	07-15-27	488,000	$465,649
American Tower Corp. (B)	4.700	03-15-22	400,000	414,339
Equinix, Inc.	5.375	05-15-27	205,000	205,513
Iron Mountain, Inc.	5.750	08-15-24	33,000	32,753
Omega Healthcare Investors, Inc. (B)	4.500	01-15-25	192,000	190,788
Ventas Realty LP (B)	3.500	02-01-25	254,000	248,237
VEREIT Operating Partnership LP (B)	4.600	02-06-24	523,000	529,969
Utilities 4.6%				7,754,557
Electric utilities 2.2%
ABY Transmision Sur SA (C)	6.875	04-30-43	246,900	274,059
Duke Energy Corp. (A)(B)	3.550	09-15-21	1,000,000	1,006,721
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (A)(B)(C)(F)	5.250	01-29-23	485,000	480,150
Emera US Finance LP (A)(B)	3.550	06-15-26	183,000	174,240
Empresa Electrica Angamos SA (C)	4.875	05-25-29	328,680	323,518
Exelon Generation Company LLC (B)	4.000	10-01-20	1,000,000	1,009,857
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	215,000	157,756
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(B)(F)	6.250	02-01-22	320,000	300,800
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	183,000	179,340
Independent power and renewable electricity producers 1.2%
Clearway Energy Operating LLC (B)	5.375	08-15-24	266,000	246,715
Greenko Dutch BV (C)	4.875	07-24-22	310,000	298,716
NextEra Energy Capital Holdings, Inc. (B)	3.550	05-01-27	490,000	475,558
NextEra Energy Operating Partners LP (A)(B)(C)	4.500	09-15-27	110,000	100,031
NRG Energy, Inc. (A)(B)	6.250	05-01-24	585,000	605,475
NRG Energy, Inc.	6.625	01-15-27	305,000	321,080
Multi-utilities 1.1%
Berkshire Hathaway Energy Company (B)	8.480	09-15-28	550,000	752,820

CMS Energy Corp. (B)	5.050	03-15-22	1,000,000	1,047,721
Capital preferred securities (H) 0.3% (0.2% of Total investments)				$488,085
(Cost $481,045)
Financials 0.3%				488,085
Banks 0.2%
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (F)(G)	4.000	02-19-19	325,000	248,625
Capital markets 0.1%

State Street Corp. (3 month LIBOR + 1.000%) (B)(G)	3.788	06-01-77	312,000	239,460
Term loans (I) 0.7% (0.4% of Total investments)				$1,170,994
(Cost $1,182,325)
Communication services 0.1%				192,376
Entertainment 0.1%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	7.000	07-03-26	200,000	192,376
Energy 0.0%				82,383
Oil, gas and consumable fuels 0.0%
FTS International, Inc., New Term Loan B (1 month LIBOR + 4.750%)	7.249	04-16-21	83,850	82,383
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 0.1%				$132,344
Capital markets 0.1%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.513	05-01-23	144,375	132,344
Health care 0.5%				763,891
Health care providers and services 0.5%
Concentra, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.500%)	9.020	06-01-23	260,000	258,266

Gentiva Health Services, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 7.000%)	9.500	07-02-26	500,000	505,625
Collateralized mortgage obligations 12.5% (8.2% of Total investments)				$21,196,018
(Cost $20,867,499)
Commercial and residential 10.3%				17,399,345
Americold LLC Series 2010-ARTA, Class D (C)	7.443	01-14-29	605,000	643,763
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A1 (C)(J)	3.649	09-25-48	215,157	215,375
Arroyo Mortgage Trust Series 2018-1, Class A1 (C)(J)	3.763	04-25-48	731,577	731,058
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class C (C)(J)	3.596	04-14-33	490,000	490,491
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (C)(G)	4.892	03-15-37	214,000	211,006
BBCMS Trust
Series 2015-MSQ, Class D (C)(J)	3.990	09-15-32	480,000	478,085
Series 2015-SRCH, Class D (C)(J)	4.957	08-10-35	370,000	363,997
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-1, Class B2 (E)(J)	3.518	03-25-35	405	11,132
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (C)(G)	3.705	07-15-35	300,000	299,245
BWAY Mortgage Trust Series 2015-1740, Class XA IO (C)	0.896	01-10-35	6,885,000	181,671
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (C)(G)	3.776	03-15-37	245,000	242,082
Series 2018-IND, Class A (1 month LIBOR + 0.750%) (C)(G)	3.205	11-15-35	585,127	582,082
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (C)(J)	3.786	04-10-28	325,000	327,458
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (C)(G)	4.605	07-15-32	264,000	257,946
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (C)(G)	4.705	11-15-36	370,000	369,301
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (C)(G)	4.955	07-15-32	126,000	124,196
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (C)(G)	3.619	06-11-32	160,000	158,392
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (C)(G)	4.555	04-15-36	355,000	352,656
COLT Mortgage Loan Trust Series 2018-2, Class A1 (C)(J)	3.470	07-27-48	79,678	79,429
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.651	08-15-45	1,850,066	87,470
Series 2012-CR3 Class XA IO	1.872	10-15-45	2,665,461	149,864
Series 2013-CR6, Class XA IO	1.062	03-10-46	2,716,953	75,275
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.448	05-10-51	2,758,708	98,206
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (J)	4.934	12-10-44	360,000	370,577
Series 2013-300P, Class D (C)(J)	4.394	08-10-30	620,000	630,433
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (C)(G)	4.637	02-13-32	445,000	444,999
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (C)(G)	4.537	08-13-27	775,000	776,439
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Core Industrial Trust Series 2015-CALW, Class XA IO (C)	0.810	02-10-34	3,601,156	$75,131
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (C)(J)	3.382	12-15-34	345,000	341,252
Series 2015-NRF, Class EFX (C)(J)	3.382	12-15-34	495,000	487,068
Galton Funding Mortgage Trust Series 2018-1, Class A43 (C)(J)	3.500	11-25-57	167,517	167,124
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (C)(G)	5.705	09-15-34	90,000	89,999
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.208	05-10-45	5,080,636	206,904
Series 2016-RENT, Class D (C)(J)	4.067	02-10-29	420,000	419,275
Series 2017-485L, Class C (C)(J)	3.982	02-10-37	240,000	236,802
Series 2018-CHLL Class D (1 month LIBOR + 1.650%) (C)(G)	3.238	02-15-37	850,000	841,206
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (C)(G)	3.938	02-15-37	155,000	153,446
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	1.081	05-19-35	3,399,336	150,285
Series 2007-3, Class ES IO (C)	0.350	05-19-47	5,130,150	87,472
Series 2007-4, Class ES IO	0.350	07-19-47	5,320,669	88,760
Series 2007-6, Class ES IO (C)	0.353	08-19-37	4,539,152	56,750
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (C)(G)	4.155	12-15-34	110,000	108,964
IMT Trust Series 2017-APTS, Class CFX (C)(J)	3.497	06-15-34	190,000	186,383
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.007	07-25-35	3,657,147	83,160
Series 2005-AR8, Class AX2 IO	1.024	05-25-35	3,675,339	117,323
Series 2005-AR18, Class 1X IO	1.248	10-25-36	5,084,156	208,197
Series 2005-AR18, Class 2X IO	0.839	10-25-36	4,617,514	60,726
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C14, Class XA IO (C)	1.431	07-05-32	2,717,529	116,958
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (C)(G)	3.365	06-15-35	170,000	169,252
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (C)(G)	3.855	11-15-34	354,000	344,675
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	395,250	390,639
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(J)	3.790	11-15-32	100,000	98,744
Series 2018-ALXA, Class C (C)(J)	4.316	01-15-43	175,000	176,432
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	190,000	188,545
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (C)(J)	3.793	03-25-48	134,977	134,263
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	405,000	417,828
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (C)	1.325	05-10-63	3,425,967	125,845
VNDO Mortgage Trust Series 2013-PENN, Class D (C)(J)	3.947	12-13-29	612,000	611,644
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(J)	2.710	03-18-28	935,000	922,891
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (C)(G)	4.105	12-15-34	120,000	119,880
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class B XA IO (C)	1.885	11-15-45	3,835,402	220,706
Series 2013-C15, Class B (J)	4.473	08-15-46	155,000	160,264
Series 2013-C16, Class B (J)	5.038	09-15-46	265,000	281,924
U.S. Government Agency 2.2%				3,796,673
Federal Home Loan Mortgage Corp.
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (G)	4.506	12-25-28	189,372	191,079
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K005, Class AX IO	1.345	11-25-19	2,213,921	$19,659
Series K017, Class X1 IO	1.303	12-25-21	3,646,201	112,061
Series K018, Class X1 IO	1.348	01-25-22	3,332,925	105,270
Series K021, Class X1 IO	1.444	06-25-22	917,419	37,614
Series K022, Class X1 IO	1.234	07-25-22	3,749,458	133,770
Series K709, Class X1 IO	1.492	03-25-19	1,523,245	503
Series K710, Class X1 IO	1.734	05-25-19	2,530,014	4,085
Series K718, Class X1 IO	0.624	01-25-22	15,967,487	248,459
Government National Mortgage Association
Series 2012-114, Class IO	0.765	01-16-53	1,368,269	69,072
Series 2016-174, Class IO	0.900	11-16-56	1,973,903	150,088
Series 2017-109, Class IO	0.611	04-16-57	2,560,917	139,986
Series 2017-124, Class IO	0.706	01-16-59	3,224,029	209,644
Series 2017-135, Class IO	0.839	10-16-58	2,079,387	141,445
Series 2017-140, Class IO	0.609	02-16-59	1,894,181	113,217
Series 2017-20, Class IO	0.748	12-16-58	3,992,891	243,373
Series 2017-22, Class IO	1.022	12-16-57	1,394,188	123,646
Series 2017-3, Class IO	0.908	09-16-58	3,700,419	277,464
Series 2017-46, Class IO	0.620	11-16-57	3,006,620	178,492
Series 2017-61, Class IO	0.768	05-16-59	1,809,813	134,896
Series 2017-74, Class IO	0.778	09-16-58	3,336,811	204,889
Series 2018-114, Class IO	0.540	04-16-60	4,014,768	242,829
Series 2018-35, Class IO	0.524	03-16-60	3,088,535	174,208
Series 2018-43, Class IO	0.577	05-16-60	4,816,953	278,119
Series 2018-69, Class IO	0.535	04-16-60	2,158,699	132,629

Series 2018-9, Class IO	0.558	01-16-60	2,279,633	130,176
Asset backed securities 9.7% (6.3% of Total investments)				$16,449,659
(Cost $16,413,486)
Asset backed securities 9.7%				16,449,659
AccessLex Institute Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (G)	2.989	05-25-36	281,773	278,427
Ally Auto Receivables Trust Series 2018-2, Class A4	3.090	06-15-23	315,000	316,240
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	195,000	196,256
Series 2018-3, Class C	3.740	10-18-24	158,000	160,672
Applebee's Funding LLC Series 2014-1, Class A2 (C)	4.277	09-05-44	987,500	982,559
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	619,200	629,999
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	405,695	406,761
CNH Equipment Trust Series 2018-B, Class A3	3.190	11-15-23	441,000	443,816
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	373,350	377,226
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (G)	3.013	03-28-35	228,000	219,008
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	19,541	12,135
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	5.613	02-25-35	169,953	168,957
DB Master Finance LLC
Series 2015-1A, Class A2II (C)	3.980	02-20-45	476,438	478,820
Series 2017-1A, Class A2I (C)	3.629	11-20-47	118,800	115,241
Series 2017-1A, Class A2II (C)	4.030	11-20-47	168,300	165,382
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
DLL LLC Series 2018-ST2, Class A3 (C)	3.460	01-20-22	275,000	$276,740
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	576,225	563,565
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	517,613	537,924
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	142,463	144,273
Ford Credit Floorplan Master Owner Trust Series 2018-3, Class A1	3.520	10-15-23	695,000	703,665
Hilton Grand Vacations Trust Series 2018-AA, Class A (C)	3.540	02-25-32	122,307	123,197
Honda Auto Receivables Owner Trust
Series 2018-2, Class A3	3.010	05-18-22	250,000	250,585
Series 2018-3, Class A3 (A)(B)	2.950	08-22-22	195,000	195,601
Hyundai Auto Receivables Trust Series 2018-B, Class A3	3.200	12-15-22	248,000	249,627
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (G)	2.749	10-27-42	241,639	235,058
MVW Owner Trust Series 2018-1A, Class A (C)	3.450	01-21-36	363,118	365,079
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	275,056	276,296
Series 2018-FNT2, Class A (C)	3.790	07-25-54	173,818	175,517
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (C)	2.540	04-18-22	365,000	362,592
Series 2018-1A, Class A2 (C)	3.220	02-15-23	105,000	105,004
Series 2018-2A, Class A2 (C)	3.690	10-16-23	265,000	267,357
Nissan Auto Receivables Owner Trust Series 2018-C, Class A3	3.520	06-15-23	597,000	601,450
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	129,976	129,276
Series 2018-PLS2, Class A (C)	3.265	02-25-23	184,890	184,775
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	142,000	142,000
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	195,000	195,394
Series 2018-3, Class C	3.510	08-15-23	465,000	467,208
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (G)	3.078	06-15-39	124,717	120,711
Sonic Capital LLC Series 2016-1A, Class A2 (C)	4.472	05-20-46	210,780	211,233
Taco Bell Funding LLC Series 2018-1A, Class A2I (C)	4.318	11-25-48	473,000	479,603
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (C)	4.110	07-20-43	265,100	266,594
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(J)	3.802	10-25-53	125,000	127,659
Series 2015-2, Class 1M2 (C)(J)	3.711	11-25-60	300,000	302,587
Series 2017-2, Class A1 (C)(J)	2.750	04-25-57	102,760	100,646
Series 2018-1, Class A1 (C)(J)	3.000	01-25-58	191,045	187,532
Series 2018-3, Class A1 (C)(J)	3.750	05-25-58	278,018	279,149
Series 2018-4, Class A1 (C)(J)	3.000	06-25-58	439,721	428,818
Series 2018-5, Class A1A (C)(J)	3.250	07-25-58	123,235	121,548
Series 2019-1, Class A1 (C)(J)	3.750	03-25-58	270,000	268,356
Toyota Auto Receivables Owner Trust Series 2018-C, Class A3	3.020	12-15-22	525,000	526,846
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	325,417	325,730
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	198,167	$199,517
Westgate Resorts LLC
Series 2014-1A, Class A (C)	2.150	12-20-26	139,306	139,036
Series 2014-1A, Class B (C)	3.250	12-20-26	93,111	92,921
Series 2015-2A, Class B (C)	4.000	07-20-28	98,720	98,362
Series 2016-1A, Class A (C)	3.500	12-20-28	117,422	117,280
Series 2017-1A, Class A (C)	3.050	12-20-30	190,477	188,518
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	362,000	363,331

	Shares	Value
Common stocks 0.3% (0.2% of Total investments)		$493,840
(Cost $515,695)
Energy 0.3%		493,840
Oil, gas and consumable fuels 0.3%

Royal Dutch Shell PLC, ADR, Class A	8,000	493,840
Preferred securities (K) 1.6% (1.1% of Total investments)		$2,758,979
(Cost $2,684,493)
Consumer staples 0.3%		540,625
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., 6.250% (C)	6,250	540,625
Financials 0.5%		898,540
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.401% (G)	24,985	652,358
Wells Fargo & Company, Series L, 7.500%	192	246,182
Real estate 0.5%		809,864
Equity real estate investment trusts 0.5%
Crown Castle International Corp., 6.875%	740	809,864
Utilities 0.3%		509,950
Multi-utilities 0.3%
Dominion Energy, Inc., 6.750%	5,540	266,197
DTE Energy Company, 6.500%	4,475	243,753

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.4% (0.9% of Total investments)				$2,354,000
(Cost $2,354,000)
U.S. Government Agency 1.2%				2,054,000
Federal Home Loan Bank Discount Note	2.260	02-01-19	2,054,000	2,054,000

	Par value^	Value
Repurchase agreement 0.2%		300,000
Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $300,011 on 2-1-19, collateralized by $305,000 U.S. Treasury Notes, 2.625% due 6-30-23 (valued at $307,196, including interest)	300,000	300,000

Total investments (Cost $260,284,277) 153.0%	$259,032,944
Other assets and liabilities, net (53.0%)	(89,712,894)
Total net assets 100.0%	$169,320,050

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 1-31-19, and is a component of the fund's leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-19 was $102,278,725. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $46,866,265.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $66,747,696 or 39.4% of the fund's net assets as of 1-31-19.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-19:
United States	86.8%
United Kingdom	3.0%
Netherlands	2.2%
France	1.5%
Canada	1.2%
Other countries	5.3%
TOTAL	100.0%
18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$82,797,588	—	$82,797,588	—
Foreign government obligations	1,337,854	—	1,337,854	—
Corporate bonds	129,985,927	—	129,985,927	—
Capital preferred securities	488,085	—	488,085	—
Term loans	1,170,994	—	1,170,994	—
Collateralized mortgage obligations	21,196,018	—	21,184,886	$11,132
Asset backed securities	16,449,659	—	16,449,659	—
Common stocks	493,840	$493,840	—	—
Preferred securities	2,758,979	1,408,490	1,350,489	—
Short-term investments	2,354,000	—	2,354,000	—
Total investments in securities	$259,032,944	$1,902,330	$257,119,482	$11,132

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to

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fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
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	P6Q1	01/19
This report is for the information of the shareholders of John Hancock Income Securities Trust.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019